UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Emerging Markets Income Fund

The fund's portfolio
8/31/17 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (69.3%)(a)
		Principal amount	Value

Argentina (Province of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		$210,000	$215,389

Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 7.00%, 10/12/28 (Bahrain)		270,000	277,763

Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 4/7/26 (Brazil)		285,000	316,065

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)	BRL	925	304,028

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/25 (Brazil) (Units)	BRL	1,410	460,050

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		$300,000	322,950

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 25.018%, 5/31/22 (Argentina)	ARS	4,825,000	283,167

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$275,000	296,038

Chile (Republic of) sr. unsec. unsub. notes 3.125%, 1/21/26 (Chile)		390,000	402,283

Colombia (Republic of) sr. unsec. notes Ser. B, 10.00%, 7/24/24 (Colombia)	COP	1,245,000,000	505,708

Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 1/28/26 (Colombia)		$400,000	428,939

Colombia (Republic of) sr. unsec. unsub. notes 4.375%, 3/21/23 (Colombia)	COP	300,000,000	94,679

Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)		$200,000	213,750

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		150,000	183,375

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		150,000	159,000

Egypt (Arab Republic of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)		200,000	208,452

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		150,000	143,625

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	78,000	91,960

Hungary (Government of) sr. unsec. unsub. notes 5.375%, 3/25/24 (Hungary)		$184,000	212,253

Indonesia (Republic of) sr. unsec. bonds Ser. FR56, 8.375%, 9/15/26 (Indonesia)	IDR	3,500,000,000	289,192

Indonesia (Republic of) sr. unsec. bonds Ser. FR73, 8.75%, 5/15/31 (Indonesia)	IDR	3,150,000,000	268,206

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.125%, 1/15/45 (Indonesia)		$200,000	219,750

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		200,000	198,718

Malaysia (Government of) sr. unsec. bonds 3.492%, 3/31/20 (Malaysia)	MYR	675,000	158,560

Malaysia (Government of) sr. unsec. notes Ser. 115, 3.955%, 9/15/25 (Malaysia)	MYR	750,000	175,576

Mexico (Government of) sr. unsec. bonds Ser. M, 7.75%, 11/13/42 (Mexico)	MXN	2,985,000	177,121

Mexico (Government of) sr. unsec. bonds Ser. M, 7.75%, 5/29/31 (Mexico)	MXN	1,600,000	95,067

Mexico (Government of) sr. unsec. notes Ser. M, 8.00%, 12/7/23 (Mexico)	MXN	7,070,000	419,865

Mongolia (Government of) 144A sr. unsec. unsub. notes 8.75%, 3/9/24 (Mongolia)		$200,000	226,040

Peru (Republic of) sr. unsec. unsub. bonds 8.75%, 11/21/33 (Peru)		75,000	118,455

Peru (Republic of) sr. unsec. unsub. bonds 4.125%, 8/25/27 (Peru)		50,000	55,488

Peru (Republic of) sr. unsec. unsub. notes 7.35%, 7/21/25 (Peru)		165,000	217,635

Peru (Republic of) 144A sr. unsec. unsub. notes 6.90%, 8/12/37 (Peru)	PEN	125,000	42,869

Petroleos Mexicanos 144A GDN company guaranty sr. unsec. unsub. notes 7.65%, 11/24/21 (Mexico)	MXN	11,000	59,630

Philippines (Republic of) sr. unsec. unsub. bonds 3.95%, 1/20/40 (Philippines)		$200,000	211,000

Poland (Republic of) sr. unsec. unsub. notes 5.00%, 3/23/22 (Poland)		125,000	139,625

Romania (Government of) unsec. notes Ser. 10YR, 5.95%, 6/11/21 (Romania)	RON	610,000	178,485

Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.875%, 9/16/23 (Russia)		$200,000	218,500

Russia (Federation of) unsec. bonds 8.15%, 2/3/27 (Russia)	RUB	47,395,000	847,165

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		$200,000	225,750

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	2,000,000	152,954

South Africa (Republic of) unsec. bonds Ser. 2032, 8.25%, 3/31/32 (South Africa)	ZAR	1,515,000	106,206

South Africa (Republic of) unsec. bonds Ser. R186, 10.50%, 12/21/26 (South Africa)	ZAR	1,400,000	120,725

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		$200,000	219,750

Turkey (Republic of) sr. unsec. notes 6.00%, 1/14/41 (Turkey)		400,000	424,000

Turkey (Republic of) unsec. bonds 6.625%, 2/17/45 (Turkey)		200,000	229,216

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	2,710,000	794,105

Turkey (Republic of) unsec. notes 8.80%, 9/27/23 (Turkey)	TRY	1,405,000	376,310

Ukraine (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 9/1/27 (Ukraine)		$100,000	102,250

United Mexican States sr. unsec. unsub. bonds 4.35%, 1/15/47 (Mexico)		225,000	221,400

Uruguay (Republic of) 144A sr. unsec. notes 9.875%, 6/20/22 (Uruguay)	UYU	9,650,000	360,760

Venezuela (Republic of) sr. unsec. unsub. notes 12.75%, 8/23/22 (Venezuela)		$150,000	67,500

Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		200,000	212,291

Total foreign government and agency bonds and notes (cost $13,068,992)			$13,049,638

CORPORATE BONDS AND NOTES (24.6%)(a)
		Principal amount	Value

Basic materials (6.4%)

Cemex SAB de CV company guaranty sr. notes Ser. REGS, 6.125%, 5/5/25 (Mexico)		$400,000	$431,000

Fibria Overseas Finance, Ltd. company guaranty sr. unsec. sub. notes 5.25%, 5/12/24 (Brazil)		150,000	159,188

First Quantaum Minerals, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7.25%, 5/15/22 (Canada)		200,000	204,500

Indo Energy Finance II BV 144A company guaranty sr. notes 6.375%, 1/24/23 (Indonesia)		200,000	195,320

Mexichem SAB de CV 144A company guaranty sr. unsec. notes 4.875%, 9/19/22 (Mexico)		200,000	214,750

			1,204,758
Capital goods (0.7%)

Embraer Overseas, Ltd 144A company guaranty sr. unsec. notes 5.696%, 9/16/23 (Brazil)		111,000	121,268

			121,268
Communication services (1.0%)

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)		200,000	192,250

			192,250
Energy (8.2%)

KazMunayGas National Co., JSC 144A sr. unsec. unsub. notes 6.375%, 4/9/21 (Kazakhstan)		200,000	220,008

Nexen Energy ULC company guaranty sr. unsec. unsub. notes 6.40%, 5/15/37 (Canada)		100,000	130,219

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		210,000	251,370

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)		35,000	39,743

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.875%, 1/20/40 (Brazil)		95,000	94,644

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		10,000	10,588

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)		200,000	206,840

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		50,000	15,188

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)		35,000	10,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		520,000	557,835

			1,536,935
Financials (5.9%)

Banco de Credito del Peru/Panama 144A unsec. sub. FRN 6.875%, 9/16/26 (Peru)		50,000	56,813

Banco de Credito del Peru/Panama 144A unsec. sub. FRN 6.125%, 4/24/27 (Peru)		200,000	221,250

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4.875%, 11/1/18 (Costa Rica)		200,000	202,490

Turkiye Garanti Bankasi AS 144A sr. unsec. unsub. notes 5.25%, 9/13/22 (Turkey)		200,000	207,100

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		400,000	433,500

			1,121,153
Government (1.3%)

Inter-American Development Bank sr. unsec. unsub. bonds Ser. gMTN, 7.20%, 1/22/18 (Supra-Nation)	IDR	3,160,000,000	237,204

			237,204
Utilities and power (1.1%)

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6.875%, 7/30/19 (Brazil)		$100,000	106,500

Engie Energia Chile SA 144A sr. unsec. unsub. notes 5.625%, 1/15/21 (Chile)		100,000	109,324

			215,824

Total corporate bonds and notes (cost $4,539,305)			$4,629,392

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills 1.029%, 12/14/17(SEG)		$17,000	$16,954

Putnam Short Term Investment Fund 1.15%(AFF)	Shares	755,494	755,494

Total short-term investments (cost $772,444)			$772,448

TOTAL INVESTMENTS

Total investments (cost $18,380,741)			$18,451,478

FORWARD CURRENCY CONTRACTS at 8/31/17 (aggregate face value $9,013,314) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/18/17	$186,873	$183,540	$(3,333)
	Euro	Buy	9/20/17	114,731	114,860	(129)
	Euro	Sell	9/20/17	114,731	108,610	(6,121)
	Russian Ruble	Buy	9/20/17	189,493	182,512	6,981
	Russian Ruble	Buy	12/20/17	186,434	181,573	4,861
Barclays Bank PLC
	Euro	Buy	9/20/17	4,766	4,673	93
	Euro	Sell	9/20/17	4,766	4,771	5
Citibank, N.A.
	Brazilian Real	Buy	10/3/17	197,465	182,494	14,971
	Malaysian Ringgit	Buy	11/15/17	268,500	268,112	388
	Mexican Peso	Buy	10/18/17	132,411	129,009	3,402
	Russian Ruble	Buy	9/20/17	238,427	228,947	9,480
	Russian Ruble	Buy	12/20/17	186,078	184,673	1,405
	South African Rand	Buy	10/18/17	383,320	373,837	9,483
Goldman Sachs International
	Chinese Yuan (Offshore)	Buy	11/15/17	1,465,800	1,440,675	25,125
	Indonesian Rupiah	Sell	11/15/17	3,546	3,727	181
	Russian Ruble	Buy	9/20/17	492,154	481,980	10,174
	Russian Ruble	Sell	9/20/17	492,154	494,894	2,740
	South African Rand	Sell	10/18/17	168,314	167,782	(532)
	Turkish Lira	Buy	9/20/17	374,109	363,343	10,766
HSBC Bank USA, National Association
	Mexican Peso	Sell	10/18/17	183,030	182,281	(749)
JPMorgan Chase Bank N.A.
	Euro	Sell	9/20/17	83,040	76,626	(6,414)
	Indonesian Rupiah	Buy	11/15/17	60,526	59,807	719
	South African Rand	Buy	10/18/17	3,642	353	3,289
Royal Bank of Scotland PLC (The)
	Euro	Buy	9/20/17	146,184	140,258	5,926
	Euro	Sell	9/20/17	146,184	146,346	162
	Turkish Lira	Buy	9/20/17	163,278	151,898	11,380
State Street Bank and Trust Co.
	Colombian Peso	Sell	10/18/17	218,039	208,365	(9,674)
	Hungarian Forint	Buy	9/20/17	388,727	370,778	17,949
	Hungarian Forint	Sell	9/20/17	388,727	365,381	(23,346)
	Peruvian New Sol	Sell	10/18/17	33,109	32,675	(434)
	Polish Zloty	Buy	9/20/17	863,157	826,314	36,843
	Romanian Leu	Sell	9/20/17	191,054	181,621	(9,433)
	Turkish Lira	Buy	9/20/17	593,033	574,110	18,923
	Turkish Lira	Sell	9/20/17	593,035	583,091	(9,944)
UBS AG
	Turkish Lira	Buy	9/20/17	6,855	6,875	(20)
	Turkish Lira	Sell	9/20/17	6,855	6,523	(332)

Unrealized appreciation						195,246

Unrealized depreciation						(70,461)

Total						$124,785
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/17 (Unaudited)

					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	1	$169,063	$169,063	Dec-17	$717
U.S. Treasury Bond Ultra 30 yr (Short)	5	845,313	845,313	Dec-17	(4,854)
U.S. Treasury Note 2 yr (Long)	4	865,250	865,251	Dec-17	367
U.S. Treasury Note 5 yr (Long)	4	474,000	474,000	Dec-17	961
U.S. Treasury Note 10 yr (Long)	4	507,938	507,938	Dec-17	1,430
U.S. Treasury Note 10 yr (Short)	2	253,969	253,969	Dec-17	(864)

Unrealized appreciation					3,475
Unrealized depreciation					(5,718)

Total					$(2,243)

Key to holding's currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
TRY	Turkish Lira
USD / $	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor.
GDN	Global Depository Notes: represents ownership of foreign securities on deposit with a custodian bank
JSC	Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $18,842,916.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/2017

	Short-term investments
	Putnam Short Term Investment Fund*	$—	$7,249,260	$6,493,766	$3,889	$755,494

	Total Short-term investments	$—	$7,249,260	$6,493,766	$3,889	$755,494
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $16,949.
	At the close of the reporting period, the fund maintained liquid assets totaling $4,026 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Mexico	11.6%
	Brazil	11.0
	Turkey	11.0
	Russia	9.3
	Argentina	6.1
	Colombia	5.6
	Indonesia	5.3
	United States	4.2
	Peru	3.9
	Chile	2.8
	Costa Rica	2.3
	South Africa	2.1
	Uruguay	2.0
	Dominican Republic	1.9
	Canada	1.8
	Malaysia	1.8
	Bahrain	1.5
	Supra-Nation	1.3
	Mongolia	1.2
	Kazakhstan	1.2
	Sri Lanka	1.2
	Vietnam	1.2
	Hungary	1.2
	Philippines	1.1
	Egypt	1.1
	Ivory Coast	1.1
	Jamaica	1.0
	Romania	1.0
	El Salvador	0.8
	Poland	0.8
	Ukraine	0.6
	Venezuela	0.5
	Greece	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $32,744 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,507 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$4,629,392	$—
Foreign government and agency bonds and notes	—	13,049,638	—
Short-term investments	755,494	16,954	—

Totals by level	$755,494	$17,695,984	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$124,785	$—
Futures contracts	(2,243)	—	—

Totals by level	$(2,243)	$124,785	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$195,246	$70,461
Interest rate contracts	3,475	5,718

Total	$198,721	$76,179

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		20
Forward currency contracts (contract amount)		$12,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017